Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2018	Mar. 31, 2018
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 14,327	¥ 27,615
Gross amounts offset in the consolidated balance sheets, assets		(1,499)	(7,695)
Net amounts presented in the consolidated balance sheets, assets		12,828	19,920
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(216)	(820)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(6,497)
Net amount, assets		12,612	12,603
Gross amounts recognized, liabilities		30,220	17,990
Gross amounts offset in the consolidated balance sheets, liabilities		(1,499)	(7,695)
Net amounts presented in the consolidated balance sheets, liabilities		28,721	10,295
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(2,649)	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(1,509)	(180)
Net amount, liabilities		24,563	10,115
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		28,795	12,400
Gross amounts offset in the consolidated balance sheets, liabilities		(670)	(2,105)
Net amounts presented in the consolidated balance sheets, liabilities		28,125	10,295
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(2,649)	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(1,509)	(180)
Net amount, liabilities		23,967	10,115
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		13,498	21,831
Gross amounts offset in the consolidated balance sheets, assets		(670)	(2,105)
Net amounts presented in the consolidated balance sheets, assets		12,828	19,726
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(216)	(820)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(6,497)
Net amount, assets		12,612	12,409
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	829	5,784
Gross amounts offset in the consolidated balance sheets, assets	[2]	(829)	(5,590)
Net amounts presented in the consolidated balance sheets, assets	[2]	0	194
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	0	194
Gross amounts recognized, liabilities	[2]	1,425	5,590
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(829)	(5,590)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	596	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	¥ 596	¥ 0

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reverse repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.